Provision for /(Reversal of) expected credit losses on receivables and other assets - Summary of Receivables and Other Assets (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Provision for /(Reversal of) expected credit losses on receivables and other assets
Reversal for loan principal and financing service fee receivables				¥ (209,396,631)
Collection of return of finance lease receivables	¥ (2,848,564)	$ (390,252)	¥ (4,954,732)	(5,086,116)
Reversal for contract assets				(31,168)
Expected credit loss for accounts receivables	105,538	14,459	199,711
Expected credit loss/(reversal) for other current assets	(14,764,657)	(2,022,750)	29,314,107	(8,061,187)
Expected credit loss/(reversal) for other non-current assets	(1,108,096)	(151,808)	94,462	1,453,719
Provision for (reversal of) expected credit losses on receivables and other assets	¥ (18,615,779)	$ (2,550,351)	¥ 24,653,548	¥ (221,121,383)